UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	May 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.8% (3.7% of Total Investments)
$ 410	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$378,492
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,745,480
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
8,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,816,543
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

10,500	Total Consumer Staples			6,940,515

	Education and Civic Organizations – 3.3% (2.1% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	97,950
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	72,060
95	5.000%, 11/01/25	11/15 at 100.00	A2	96,170
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,037,380
	Institute, Series 2005A, 5.000%, 7/01/24
840	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	840,168
	Trust 1065, 14.320%, 3/01/33 (IF)
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	1,779,300
	5.000%, 9/01/34

4,105	Total Education and Civic Organizations			3,923,028

	Health Care – 16.6% (10.6% of Total Investments)
240	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	230,947
	Series 2006, 5.000%, 4/01/37
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,294,762
	5.250%, 11/15/46 (UB)
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	3,255,616
	LLC, Series 2001A, 5.550%, 8/01/31
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	948,901
	of Central California, Series 2007, 5.250%, 2/01/46
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,072,926
	West, Series 2005A, 5.000%, 3/01/35
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A+	971,460
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
3,340	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	3,187,228
	Series 2006, 5.000%, 3/01/41
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	135,390
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	705,848
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
569	California Statewide Community Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	634,082
	System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	2,460,133
	Center, Series 2007A, 5.000%, 7/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	951,800
	2007A, 4.500%, 5/15/37 – MBIA Insured

20,214	Total Health Care			19,849,093

	Housing/Single Family – 0.2% (0.2% of Total Investments)
280	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	284,922
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	684,533
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.5% of Total Investments)
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,837,679
	Project, Series 2007, 5.250%, 12/01/27

	Tax Obligation/General – 21.0% (13.4% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,766,779
	2004A, 0.000%, 8/01/25 – FSA Insured
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,048,560
1,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	A+	1,053,980
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A–	1,351,512
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
3,230	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/15 at 100.00	Aa3	3,333,812
	Bonds, Series 2005B, 5.000%, 8/01/27 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	2,261,714
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,479,116
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	BBB+	2,543,100
	2002, 5.250%, 8/01/21 – FGIC Insured
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	1,116,970
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	26,851
	5.250%, 8/01/24 – MBIA Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	216,491
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	5,261,950
	Series 2000B, 5.125%, 7/01/21 – MBIA Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA	1,840,441
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	AA–	1,740,892
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured

34,835	Total Tax Obligation/General			25,042,168

	Tax Obligation/Limited – 27.5% (17.5% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	2,158,920
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,420	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	1,540,672
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	Baa3	262,025
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	760,475
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,049,438
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
125	5.000%, 9/01/26	9/16 at 100.00	N/R	112,196
290	5.125%, 9/01/36	9/16 at 100.00	N/R	255,818
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	469,248
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	AAA	1,402,019
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	AAA	1,523,025
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	13,962,245
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/08 at 100.00	N/R	1,002,330
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AAA	1,109,496
	Construction Project, Series 2006, 5.000%, 9/01/22 – MBIA Insured
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	224,318
	2005A, 5.000%, 9/01/35 – XLCA Insured
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	284,183
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,683,600
	5.400%, 11/01/20 – AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing	8/08 at 100.00	AAA	2,258,247
	Project, Series 1995, 5.500%, 8/01/22 – MBIA Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	1,245,432
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AAA	483,041
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured

29,155	Total Tax Obligation/Limited			32,786,728

	Transportation – 23.1% (14.7% of Total Investments)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	3,684,040
	Bonds, Series 1999, 0.000%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative	5/10 at 101.00	AA	9,013,739
	Minimum Tax)
5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A+	5,285,647
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,560,044
3,100	5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	3,159,830
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	A1	1,281,788
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	7/08 at 102.00	AAA	2,518,540
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – FSA
	Insured (Alternative Minimum Tax)

27,080	Total Transportation			27,503,628

	U.S. Guaranteed – 27.3% (17.3% of Total Investments) (4)
710	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	723,675
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,277,950
	5/01/18 (Pre-refunded 5/01/12)
25	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	27,352
	Series 2001W, 5.500%, 12/01/15 (Pre-refunded 12/01/11)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	Aa2 (4)	11,584
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
400	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	427,480
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
	California, General Obligation Bonds, Series 2004:
1,000	5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	1,105,700
2,100	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,341,038
1,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,053,123
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	5,317,099
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	2,145,380
	2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – MBIA Insured
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AA+ (4)	916,563
	5.000%, 8/15/34 – MBIA Insured (ETM)
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,149,840
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	2,099,475
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – MBIA Insured
5,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	10/09 at 101.00	AAA	5,280,500
	Redevelopment Project, Series 1999, 5.750%, 10/01/32 (Pre-refunded 10/01/09) – AMBAC Insured
1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	1,615,741
	Projects, Series 2002A, 5.250%, 1/01/20 (Pre-refunded 1/01/10)

29,390	Total U.S. Guaranteed			32,492,500

	Utilities – 5.0% (3.1% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	1,541,610
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/08 at 100.50	N/R	2,615,839
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18 (5)
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	1,326,207
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	A–	455,510
	9/01/31 – XLCA Insured

6,135	Total Utilities			5,939,166

	Water and Sewer – 24.4% (15.5% of Total Investments)
3,305	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,567,979
	Series 2001W, 5.500%, 12/01/15
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,166,411
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,504,975
	10/01/31 – FSA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	772,628
	10/01/36 – FSA Insured
315	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	318,440
	5.000%, 4/01/36 – MBIA Insured
4,125	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	4,171,406
	5.000%, 8/15/34 – MBIA Insured
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	A–	3,375,820
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – XLCA Insured
500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	512,256
	2006, 5.000%, 12/01/31 – FGIC Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	2,112,880
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	10,594,499
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured

28,015	Total Water and Sewer			29,097,294

$ 193,359	Total Investments (cost $182,501,698) – 157.2%			187,381,254

	Floating Rate Obligations – (3.0)%			(3,536,000)

	Other Assets Less Liabilities – 2.8%			3,373,808

	Preferred Shares, at Liquidation Value – (57.0)% (6)			(68,000,000)

	Net Assets Applicable to Common Shares – 100%			$119,219,062

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1,
2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum
Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $178,931,739.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 8,207,799
Depreciation	(3,294,289)

Net unrealized appreciation (depreciation) of investments	$ 4,913,510

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 29, 2008